Financial Asset through Profit and Loss (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 26, 2018	Dec. 31, 2018 ILS (₪) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	[1]	Dec. 31, 2016 ILS (₪)	[1]
Financial Asset Through Profit And Loss (Details) [Line Items]
Gain from loss of significant influence in associate		₪ 71,265	$ 19,014
Gamida Cell Ltd. [Member]
Financial Asset Through Profit And Loss (Details) [Line Items]
Percentage of voting equity interests acquired		8.00%
Gain from loss of significant influence in associate		₪ (71,000)
Description on initial pubic offering	The IPO and for the listing in NASDAQ of 6.65 million of its ordinary shares. The price set is eight (8) US dollars per share, a price that reflect a post-money valuation of Gamida of approximately 215 million US dollars. The consideration for Gamida in the IPO is approximately 53 million US dollars (not including issuance and IPO expenses). Upon the completion of the offering, Elbit Medical holds approximately 2.7 million shares representing 11% of Gamida Cell's share, 8% on a fully diluted basis.
Income from fair value adjustment		₪ 14,000
Gamida Cell Ltd. [Member] | Elbit Medical Technologies Ltd [Member]
Financial Asset Through Profit And Loss (Details) [Line Items]
Percentage of voting equity interests acquired		11.00%
Shares held by subsidiary | shares		2,685,590
Fair value of shares held by subsidiary		₪ 86,000

[1]	Reclassified (discontinued operations). Refer to Note 19.